Cover	Apr. 02, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-37926
Entity Registrant Name	RA PHARMACEUTICALS, INC.
Entity Central Index Key	0001481512
Entity Tax Identification Number	26-2908274
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	87 Cambridgepark Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	617
Local Phone Number	401-4060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RARX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false